Share-based payments - Summary of Restricted Stock Unit Activity (Details) - 2021 Plan - Restricted Stock Units (RSUs)	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance	2,859,385
Ordinary shares, Granted	2,076,535	[1]
Ordinary shares, Vested	(1,448,326)
Ordinary shares, Forfeited	(702,719)
Ordinary shares, Performance adjustments	75,183	[2]
Ordinary shares, Nonvested Ending Balance	2,860,058
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 45.95
Weighted Average Grant Date Fair Value, Granted | $ / shares	16.31	[1]
Weighted Average Grant Date Fair Value, Vested | $ / shares	32.9
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	41.75
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 27.43

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.
[2]	Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.